As filed with the Securities and Exchange Commission on May 10, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-1209
                                                      --------

                          BRIDGES INVESTMENT FUND, INC.
                          -----------------------------
               (Exact name of registrant as specified in charter)

                         8401 WEST DODGE ROAD, SUITE 256
                         -------------------------------
                             OMAHA, NEBRASKA 68114
                             ---------------------
               (Address of principal executive offices) (Zip code)

                              EDSON L. BRIDGES III
                              --------------------
                         8401 WEST DODGE ROAD, SUITE 256
                         -------------------------------
                             OMAHA, NEBRASKA 68114
                             ---------------------
                     (Name and address of agent for service)

                                 (402) 397-4700
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31
                         -----------

Date of reporting period:  MARCH 31, 2005
                           --------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                          BRIDGES INVESTMENT FUND, INC.
                          -----------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                 MARCH 31, 2005
                                 --------------
                                   (Unaudited)

                                                                Number                       Fair
                Title of Security                             of Shares        Cost          Value
                -----------------                             ---------        ----          -----
      COMMON STOCKS - 93.0%

Air Freight & Logistics - 2.2%
------------------------------
   Expeditors International Washington, Inc.                     12,000     $  444,176     $  642,600
   FedEx Corp.                                                   10,000        688,396        939,500
                                                                            ----------     ----------
                                                                             1,132,572     $1,582,100
                                                                            ----------     ----------
Auto Components - 0.8%
----------------------
   Johnson Controls, Inc.                                        10,000     $  385,750     $  557,600
                                                                            ----------     ----------
Beverages - 1.8%
----------------
   PepsiCo, Inc.                                                 25,000     $  698,139     $1,325,750
                                                                            ----------     ----------
Biotechnology - 1.4%
--------------------
   Amgen, Inc.(a)                                                17,000     $  581,020     $  989,570
                                                                            ----------     ----------
Capital Markets - 3.5%
----------------------
   Investors Financial Services Corp.                             2,000     $   99,688     $   97,820
   Morgan Stanley                                                15,000        750,012        858,750
   State Street Corp.                                            15,000         62,367        655,800
   The Goldman Sachs Group, Inc.                                  8,000        694,445        879,920
                                                                            ----------     ----------
                                                                            $1,606,512     $2,492,290
                                                                            ----------     ----------
Commercial Banks - 3.9%
-----------------------
   Bank of America Corp.                                         30,000     $1,242,974     $1,323,000
   Wells Fargo & Co.                                             25,000      1,122,293      1,495,000
                                                                            ----------     ----------
                                                                            $2,365,267     $2,818,000
                                                                            ----------     ----------
Commercial Services & Supplies - 1.2%
-------------------------------------
   West Corp.(a)                                                 28,000     $  608,951     $  896,000
                                                                            ----------     ----------
Communications Equipment - 2.5%
-------------------------------
   Cisco Systems, Inc.(a)                                        40,000     $  361,395     $  715,600
   QUALCOMM, Inc.                                                30,000      1,160,999      1,099,500
                                                                            ----------     ----------
                                                                            $1,522,394     $1,815,100
                                                                            ----------     ----------
Consumer Finance - 8.6%
-----------------------
   Capital One Financial Corp.                                   53,500     $1,935,422     $4,000,195
   MBNA Corp.                                                    50,000      1,061,832      1,227,500
   Nelnet, Inc.(a)                                               30,000        600,289        954,900
                                                                            ----------     ----------
                                                                            $3,597,543     $6,182,595
                                                                            ----------     ----------
Diversified Financial Services - 1.9%
-------------------------------------
   Citigroup, Inc.                                               30,000     $1,431,419     $1,348,200
                                                                            ----------     ----------
Diversified Telecommunication Services - 0.2%
---------------------------------------------
   Level 3 Communications, Inc.(a)                               70,800     $  364,637     $  145,848
                                                                            ----------     ----------
Electronic Equipment & Instruments - 1.0%
-----------------------------------------
   Flextronics International Ltd.(a)                             60,000     $  990,650     $  722,400
                                                                            ----------     ----------



Percentages are stated as a percent of net assets.
  (a) Non Income Producing

                          BRIDGES INVESTMENT FUND, INC.
                          -----------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------
                                   (Continued)

                                 MARCH 31, 2005
                                 --------------
                                   (Unaudited)

                                                                Number                       Fair
                Title of Security                             of Shares        Cost          Value
                -----------------                             ---------        ----          -----
      COMMON STOCKS (Continued)

Food & Staples Retailing - 1.4%
-------------------------------
   Sysco Corp.                                                   15,000     $  467,518     $  537,000
   Wal-Mart Stores, Inc.                                         10,000        526,500        501,100
                                                                            ----------     ----------
                                                                            $  994,018     $1,038,100
                                                                            ----------     ----------
Health Care Equipment & Supplies - 2.6%
---------------------------------------
   Medtronic, Inc.                                               20,000     $1,004,886     $1,019,000
   Stryker Corp.                                                 10,000        403,343        446,100
   Zimmer Holdings, Inc.(a)                                       5,000        377,035        389,050
                                                                            ----------     ----------
                                                                            $1,785,264     $1,854,150
                                                                            ----------     ----------
Health Care Providers & Services - 2.0%
---------------------------------------
   Express Scripts, Inc.(a)                                       1,000     $   85,850     $   87,190
   Omnicare, Inc.                                                30,000      1,087,089      1,063,500
   Wellpoint, Inc.(a)                                             2,000        247,015        250,700
                                                                            ----------     ----------
                                                                            $1,419,954     $1,401,390
                                                                            ----------     ----------
Hotels Restaurants & Leisure - 2.9%
-----------------------------------
   Carnival Corp.                                                15,000     $  519,072     $  777,150
   Harrah's Entertainment, Inc.                                  20,000        656,022      1,291,600
                                                                            ----------     ----------
                                                                            $1,175,094     $2,068,750
                                                                            ----------     ----------
Household Durables - 2.4%
-------------------------
   Centex Corp.                                                  10,000     $  238,696     $  572,700
   DR Horton, Inc.                                               40,000        407,704      1,169,600
                                                                            ----------     ----------
                                                                            $  646,400     $1,742,300
                                                                            ----------     ----------
Household Products - 1.5%
-------------------------
   Colgate-Palmolive Co.                                         20,000     $  983,968     $1,043,400
                                                                            ----------     ----------
Industrial Conglomerates - 1.7%
-------------------------------
   General Electric Co.                                          10,000     $  270,842     $  360,600
   Tyco International Ltd.(a)                                    25,000        810,386        845,000
                                                                            ----------     ----------
                                                                            $1,081,228     $1,205,600
                                                                            ----------     ----------
Insurance - 3.2%
----------------
   American International Group, Inc.                            15,000     $  904,797     $  831,150
   Berkshire Hathaway, Inc.(a)                                      350        492,609        999,600
   The Progressive Corp.                                          5,000        368,147        458,800
                                                                            ----------     ----------
                                                                            $1,765,553     $2,289,550
                                                                            ----------     ----------
Internet & Catalog Retail - 1.2%
--------------------------------
   eBay, Inc.(a)                                                 24,000     $  384,910     $  894,240
                                                                            ----------     ----------
IT Services - 3.9%
------------------
   First Data Corp.                                              50,000     $1,952,060     $1,965,500
   Fiserv, Inc.(a)                                               20,000        664,527        796,000
                                                                            ----------     ----------
                                                                            $2,616,587     $2,761,500
                                                                            ----------     ----------



Percentages are stated as a percent of net assets.
  (a) Non Income Producing

                          BRIDGES INVESTMENT FUND, INC.
                          -----------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------
                                   (Continued)

                                 MARCH 31, 2005
                                 --------------
                                   (Unaudited)

                                                                Number                       Fair
                Title of Security                             of Shares        Cost          Value
                -----------------                             ---------        ----          -----
      COMMON STOCKS (Continued)

Media - 3.5%
------------
   Comcast Corp.(a)                                              20,000     $  601,925     $  668,000
   Gannett Co, Inc.                                              10,000        799,707        790,800
   Omnicom Group                                                 10,000        654,802        885,200
   The McGraw-Hill Companies, Inc.                                2,000        191,355        174,500
                                                                            ----------     ----------
                                                                            $2,247,789     $2,518,500
                                                                            ----------     ----------
Metals & Mining - 1.3%
----------------------
   Alcoa, Inc.                                                   30,000     $  685,675     $  911,700
                                                                            ----------     ----------
Multiline Retail - 1.4%
-----------------------
   Target Corp.                                                  20,000     $  316,811     $1,000,400
                                                                            ----------     ----------
National Commercial Banks - 1.6%
--------------------------------
   First National of Nebraska, Inc.                                 225     $  387,969     $1,136,250
                                                                            ----------     ----------
Oil & Gas - 3.6%
----------------
   Anadarko Petroleum Corp.                                      15,000     $  839,967     $1,141,500
   ChevronTexaco Corp.                                           25,000        596,785      1,457,750
                                                                            ----------     ----------
                                                                            $1,436,752     $2,599,250
                                                                            ----------     ----------
Petroleum Refining - 1.3%
-------------------------
   BP PLC ADR                                                    15,000     $  368,832     $  936,000
                                                                            ----------     ----------
Pharmaceuticals - 6.3%
----------------------
   Allergan, Inc.                                                10,000     $  782,197     $  694,700
   Johnson & Johnson                                             30,000      1,197,391      2,014,800
   Pfizer, Inc.                                                  40,000      1,195,434      1,050,800
   Teva Pharmaceutical Industries, Ltd. ADR                      25,000        667,699        775,000
                                                                            ----------     ----------
                                                                            $3,842,721     $4,535,300
                                                                            ----------     ----------
Semiconductor & Semiconductor Equipment - 2.4%
----------------------------------------------
   Analog Devices, Inc.                                          12,650     $  436,924     $  457,171
   Applied Materials, Inc.                                       40,000        662,576        650,000
   Intel Corp.                                                   25,000        483,548        580,750
                                                                            ----------     ----------
                                                                            $1,583,048     $1,687,921
                                                                            ----------     ----------
Software - 2.5%
---------------
   Fair Isaac Corp.                                              18,000     $  234,627     $  619,920
   Microsoft Corp.                                               30,000        266,000        725,100
   Symantec Corp.(a)                                             20,000        464,524        426,600
                                                                            ----------     ----------
                                                                            $  965,151     $1,771,620
                                                                            ----------     ----------



Percentages are stated as a percent of net assets.
ADR American Depository Receipt
  (a) Non Income Producing

                          BRIDGES INVESTMENT FUND, INC.
                          -----------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------
                                   (Continued)

                                 MARCH 31, 2005
                                 --------------
                                   (Unaudited)

                                                                Number                       Fair
                Title of Security                             of Shares        Cost          Value
                -----------------                             ---------        ----          -----
      COMMON STOCKS (Continued)

Specialty Retail - 7.7%
-----------------------
   Best Buy Co, Inc.                                             35,000     $   965,001    $ 1,890,350
   Home Depot, Inc.                                              35,000         879,775      1,338,400
   Lowe's Cos, Inc.                                              20,000       1,111,622      1,141,800
   O'Reilly Automotive, Inc.(a)                                  10,000         448,460        495,300
   Williams-Sonoma, Inc.(a)                                      17,000         638,005        624,750
                                                                            -----------    -----------
                                                                            $ 4,042,863    $ 5,490,600
                                                                            -----------    -----------
Textiles, Apparel & Luxury Goods - 1.2%
---------------------------------------
   Nike, Inc.                                                    10,000     $   829,360    $   833,100
                                                                            -----------    -----------
Thrifts & Mortgage Finance - 1.8%
---------------------------------
   Freddie Mac                                                   20,000     $   820,326    $ 1,264,000
                                                                            -----------    -----------
Tobacco - 5.5%
   Altria Group, Inc.                                            60,000     $ 2,695,022    $ 3,923,400
                                                                            -----------    -----------
Wireless Telecommunication Services - 1.1%
------------------------------------------
   Vodafone Group PLC ADR                                        30,000     $   772,993    $   796,800
                                                                            -----------    -----------

      TOTAL COMMON STOCKS (Cost - $49,133,142)                              $49,133,142    $66,579,274
                                                                            -----------    -----------

      PREFERRED STOCKS - 1.1%

Loan Brokers - 0.4%
-------------------
   Harris Preferred Capital Corp.                                10,000     $   250,000    $   250,600
                                                                            -----------    -----------
Real Estate - 0.7%
------------------
   Equity Office Properties Trust                                10,000     $   272,179    $   255,500
   Public Storage, Inc.                                          10,000         270,038        258,100
                                                                            -----------    -----------
                                                                            $   542,217    $   513,600
                                                                            -----------    -----------

      TOTAL PREFERRED STOCKS (Cost - $792,217)                              $   792,217    $   764,200
                                                                            -----------    -----------

                                                              Principal
                                                                Amount
                                                              ---------
      U.S. TREASURY OBLIGATIONS - 0.8%

U.S. Treasury Bonds:
--------------------
   7.50% due 11/15/2016                                        $300,000     $   306,195    $   376,125
   9.375% due 02/15/2006                                        200,000         206,250        210,383
                                                                            -----------    -----------
                                                                            $   512,445    $   586,508
                                                                            -----------    -----------

      TOTAL U.S. TREASURY OBLIGATIONS (Cost - $512,445)                     $   512,445    $   586,508
                                                                            -----------    -----------


Percentages are stated as a percent of net assets.
ADR American Depository Receipt
  (a) Non Income Producing

                          BRIDGES INVESTMENT FUND, INC.
                          -----------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------
                                   (Continued)

                                 MARCH 31, 2005
                                 --------------
                                   (Unaudited)

                                                              Principal                       Fair
                Title of Security                               Amount         Cost          Value
                -----------------                             ---------        ----          -----

      CORPORATE BONDS - 3.9%

Department Stores - 0.2%
------------------------
   Dillard Dept Stores, Inc. 7.85% due 10/01/2012              $150,000     $   274,009    $   161,625
                                                                            -----------    -----------
Diversified Telecommunication Services - 0.4%
---------------------------------------------
   Level 3 Communications, Inc. 9.125% due 05/01/2008           350,000     $   150,769    $   291,375
                                                                            -----------    -----------
Electric Services - 0.3%
------------------------
   Midamerican Energy Holdings Co. 7.63% due 10/15/2007         200,000     $   200,000    $   214,682
                                                                            -----------    -----------
Food Products - 0.4%
--------------------
   Kraft Foods, Inc. 6.25% due 06/01/2012                       250,000     $   261,749    $   268,756
                                                                            -----------    -----------
Health Care Providers & Services - 0.4%
---------------------------------------
   Cardinal Health, Inc. 6.75% due 02/15/2011                   250,000     $   257,786    $   269,453
                                                                            -----------    -----------
Hotels And Motels - 0.4%
------------------------
   Marriott International, Inc. 7.875% due 09/15/2009           250,000     $   250,043    $   280,148
                                                                            -----------    -----------
Multiline Retail - 0.3%
-----------------------
   Penney J C, Inc. 7.40% due 04/01/2037                        250,000     $   263,596    $   215,000
                                                                            -----------    -----------
National Commercial Banks - 0.4%
--------------------------------
   MBNA Corporation Senior Notes 7.50% due 03/15/2012           250,000     $   264,009    $   281,899
                                                                            -----------    -----------
Semiconductor & Semiconductor Equipment - 0.4%
----------------------------------------------
   Applied Materials, Inc. 7.125% due 10/15/2017                250,000     $   255,717    $   285,743
                                                                            -----------    -----------
Tobacco - 0.3%
--------------
   R.J. Reynolds Holding, Inc. 7.25% due 06/01/2012             250,000     $   258,860    $   256,250
                                                                            -----------    -----------
Trusts, Except Educational, Religious, And Charitable - 0.4%
------------------------------------------------------------
   Duke Cap Corp. 8.00% due 10/01/2019                          250,000     $   275,660    $   296,592
                                                                            -----------    -----------
      TOTAL CORPORATE BONDS (Cost - $2,712,198)                             $ 2,712,198    $ 2,821,523
                                                                            -----------    -----------
      SHORT TERM INVESTMENTS - 1.2%

Commercial Paper - 1.0%
-----------------------
   General Electric Capital Corp. 2.73% due 04/01/2005          500,000     $   500,000    $   500,000
   Prudential Funding Corp. 2.71% due 04/05/2005                250,000         249,929        249,929
                                                                            -----------    -----------
                                                                            $   749,929    $   749,929
                                                                            -----------    -----------

                                                                Number
                                                              of Shares
                                                              ---------
Variable Rate Demand Notes - 0.2%
---------------------------------
   SEI Daily Income Trust Treasury Fund 1.97%                   130,985     $   130,985    $   130,985
                                                                            -----------    -----------

      TOTAL SHORT TERM INVESTMENTS (Cost - $880,914)                        $   880,914    $   880,914
                                                                            -----------    -----------

TOTAL INVESTMENTS - 100.0%                                                  $54,030,916    $71,632,419
   (Cost - $54,030,916)                                                     ===========
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                                   (19,936)
                                                                                           -----------
TOTAL NET ASSETS - 100.0%                                                                  $71,612,483
                                                                                           ===========



Percentages are stated as a percent of net assets.

FOR CERTAIN FEDERAL INCOME TAX INFORMATION, AS WELL AS OTHER INFORMATION REGARDING SECURITIES VALUATION AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FOOTNOTES TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.